SCHEDULE OF INVESTMENTS

Ivy Securian Real Estate Securities Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Hotels, Resorts & Cruise Lines – 1.3%
Marriott International, Inc., Class A	35	$5,345

Total Consumer Discretionary - 1.3%		5,345

Real Estate

Diversified REITs – 3.4%
STORE Capital Corp.	171	6,349
VEREIT, Inc.	853	7,884

		14,233

Health Care REITs – 10.2%
Healthcare Trust of America, Inc., Class A	166	5,011
Healthpeak Properties, Inc.	364	12,537
Omega Healthcare Investors, Inc.	157	6,645
Physicians Realty Trust	187	3,544
Ventas, Inc.	71	4,112
Welltower, Inc.	138	11,261

		43,110

Hotel & Resort REITs – 4.8%
Host Hotels & Resorts, Inc.	657	12,183
Park Hotels & Resorts, Inc.	284	7,352
Pebblebrook Hotel Trust	33	874

		20,409

Industrial REITs – 11.5%
Duke Realty Corp.	461	15,966
First Industrial Realty Trust, Inc.	149	6,185
ProLogis, Inc.	298	26,549

		48,700

Office REITs – 13.2%
Alexandria Real Estate Equities, Inc.	124	20,051
Boston Properties, Inc.	69	9,485
Cousins Properties, Inc.	221	9,089
Douglas Emmett, Inc.	192	8,407
Kilroy Realty Corp.	95	7,934
Vornado Realty Trust	14	911

		55,877

Residential REITs – 21.9%
American Homes 4 Rent	447	11,711
Apartment Investment and Management Co., Class A	104	5,377
AvalonBay Communities, Inc.	69	14,561
Camden Property Trust	77	8,212
Equity Lifestyle Properties, Inc.	29	2,048
Equity Residential	86	6,949
Essex Property Trust, Inc.	27	8,146
Invitation Homes, Inc.	525	15,740
Sun Communities, Inc.	77	11,498
UDR, Inc.	178	8,313

		92,555

Retail REITs – 9.1%
Agree Realty Corp.	69	4,856
Brixmor Property Group, Inc.	69	1,497
Macerich Co. (The)	138	3,726
Realty Income Corp.	32	2,327
Regency Centers Corp.	48	3,041
Simon Property Group, Inc.	86	12,807
Spirit Realty Capital, Inc.	112	5,513
Weingarten Realty Investors	153	4,764

		38,531

Specialized REITs – 23.7%
Crown Castle International Corp.	48	6,781
CubeSmart	96	3,035
Digital Realty Trust, Inc.	134	16,057
Entertainment Properties Trust	56	3,984
Equinix, Inc.	42	24,491
Extra Space Storage, Inc.	59	6,253
Four Corners Property Trust, Inc.	153	4,322
Gaming and Leisure Properties, Inc.	101	4,326
Public Storage, Inc.	38	8,092
QTS Realty Trust, Inc., Class A	158	8,548
VICI Properties, Inc.	565	14,443

		100,332

Total Real Estate - 97.8%		413,747

TOTAL COMMON STOCKS – 99.1%		$419,092
(Cost: $286,213)

SHORT-TERM SECURITIES

Money Market Funds (A) - 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	1,936	1,936

TOTAL SHORT-TERM SECURITIES – 0.5%		$1,936
(Cost: $1,936)

TOTAL INVESTMENT SECURITIES – 99.6%		$421,028
(Cost: $288,149)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		1,818

NET ASSETS – 100.0%		$422,846

Notes to Schedule of Investments

(A) Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$419,092	$—	$—
Short-Term Securities	1,936	—	—

Total	$421,028	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$288,149

Gross unrealized appreciation	136,713

Gross unrealized depreciation	(3,834)

Net unrealized appreciation	$132,879